Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2), (3)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($)	GAAP Revenue ($) (5)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($) (4)
2022	3,717,913	(16,575,910)	1,793,824	(2,398,126)	27.78	80.71	(277,704,361)	266,933,398
2021	32,770,190	44,848,302	6,828,297	9,996,234	269.09	128.17	(77,676,653)	246,586,155
2020	2,004,950	2,558,357	644,500	1,043,440	106.16	103.01	(5,271,615)	147,661,545

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]	Mr. Kohn was the PEO for all three years (2020-2022).The Non-PEO NEOs were comprised of: for 2022, Messrs. Barton, Riley and Beuting and Ms. Kechter; for 2021, Messrs. Barton, Riley, Beuting and David Israel; for 2020, Messrs. Riley and Israel.
Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 500 Consumer Discretionary Index, which we also utilized in the stock performance graph included in Part II, Item 5 of our Annual Report on Form 10-K for the year ended December 31, 2022. The comparison assumes an initial investment of $100 in our common stock at the market close on August 27, 2020, which was the first day on which our common stock commenced trading on its own, through the end of the listed year, in the Company and in the S&P 500 Consumer Discretionary Index, respectively. Data for the S&P 500 Consumer Discretionary Index assumes reinvestment of dividends. Total return equals stock price appreciation plus reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 3,717,913	$ 32,770,190	$ 2,004,950
PEO Actually Paid Compensation Amount	$ (16,575,910)	44,848,302	2,558,357
Adjustment To PEO Compensation, Footnote [Text Block]	SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs participate in a defined benefit plan, so the following table does not include an adjustment for pension benefits. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure.
The following table reconciles Summary Compensation Table total to Compensation Actually Paid with respect to our PEO for the periods indicated:

Year	Salary ($)	Bonus and Non-Equity Incentive Compensation ($)	Equity Compensation ($)	All Other Compensation ($)	Summary Compensation Table Total ($)	Equity Deductions from Summary Compensation Table Total ($) (1)	Additions (Deductions) to Compensation Table Total ($) (2)	Compensation Actually Paid ($)
2022	851,710	—	1,785,649	1,080,554	3,717,913	(1,785,649)	(18,508,174)	(16,575,910)
2021	866,662	2,850,000	28,651,528	402,000	32,770,190	(28,651,528)	40,729,640	44,848,302
2020	998,950	1,000,000	—	6,000	2,004,950	—	553,407	2,558,357
__________________
(1)    Represents the grant date fair value of equity-based awards granted.
(2)    Reflects the value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid is further detailed in the supplemental table below.
The following table includes supplemental data for the additions and deductions resulting in the equity component of PEO Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Fair Value of Current Year Equity Awards Unvested and Outstanding at Fiscal Year End ($)	(Deductions) Additions for Change in Value of Prior Years’ Awards Unvested and Outstanding at Fiscal Year End ($)	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Additions of Fair Value as of the Vesting Date for Awards that are Granted and Vested in the Fiscal Year ($)	(Deductions) for Forfeited Prior Years’ Awards	Equity Value Included in Compensation Actually Paid ($)
2022	499,546	(12,135,455)	(6,872,265)	—	—	(18,508,174)
2021	18,482,390	—	—	22,247,250	—	40,729,640
2020	—	—	127,061	426,346	—	553,407

Non-PEO NEO Average Total Compensation Amount	$ 1,793,824	6,828,297	644,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,398,126)	9,996,234	1,043,440
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	SEC rules require that certain adjustments be made to the totals set forth in the Summary Compensation Table included in this Proxy Statement (the “Summary Compensation Table”) in order to determine “compensation actually paid” for purposes of this Pay Versus Performance Disclosure. “Compensation actually paid” does not represent cash and/or equity value transferred to the applicable NEO, but rather is a value calculated under applicable SEC rules for purposes of this Pay Versus Performance Disclosure. In general, “compensation actually paid” is calculated as total compensation set forth in the Summary Compensation Table, as adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). None of the NEOs participate in a defined benefit plan, so the following table does not include an adjustment for pension benefits. The below table reflects the required adjustments to reconcile total compensation as set forth in the Summary Compensation Table to “Compensation actually paid” for purposes of the Pay Versus Performance Disclosure.
The following table reconciles the Non-PEO NEOs Average Summary Compensation Table total to Average Compensation Actually Paid for the periods indicated:

Year	Average Salary ($)	Average Bonus and Non-Equity Incentive Compensation ($)	Average Equity Compensation ($)	Average All Other Compensation ($)	Average Summary Compensation Table Total ($)	Deductions from Summary Compensation Table Total ($) (1)	Average Additions (Deductions) to Compensation Table Total ($) (2)	Average Compensation Actually Paid ($)
2022	430,177	62,500	1,270,832	30,315	1,793,824	(1,270,832)	(2,921,118)	(2,398,126)
2021	376,651	302,500	6,142,818	6,328	6,828,297	(6,142,818)	9,310,755	9,996,234
2020	422,000	212,500	—	10,000	644,500	—	398,940	1,043,440
__________________
(1)    Represents the average grant date fair value of equity-based awards granted each year.
(2)    Reflects the average value of equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each period presented. The equity component of compensation actually paid is further detailed in the supplemental table below.
The following table includes supplemental data for the additions and deductions resulting in equity component of Non-PEO NEOs Average Compensation Actually Paid for the periods indicated:

Fiscal Year	Addition of Average Fair Value of Current Year Equity Awards Unvested and Outstanding at Fiscal Year End ($)	(Deductions) Additions for Average Change in Value of Prior Years’ Awards Unvested and Outstanding at Fiscal Year End ($)	Additions (Deductions) for Average Change in Value of Prior Years’ Awards That Vested in Fiscal Year ($)	Additions of Average Fair Value as of the Vesting Date for Awards that are Granted and Vested in the Fiscal Year ($)	(Deductions) for Forfeited Prior Years’ Awards	Equity Value Included in Compensation Actually Paid ($)
2022	240,683	(2,722,030)	(689,770)	249,999	—	(2,921,118)
2021	4,204,752	—	63,303	5,042,700	—	9,310,755
2020	—	319,933	42,772	36,235	—	398,940

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationships Between Executive Compensation Actually Paid and Select Financial Performance Measures
The charts below are based on the information provided in the above table to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s net loss, (ii) the Company’s cumulative total shareholder return and the total shareholder return of the Company’s peer group and (iii) the Company’s GAAP Revenue, which the Company has selected as the most important financial performance measure considered by the Company with respect to compensation actually paid to its NEOs for the most recently completed fiscal year and the Company’s performance.

Compensation Actually Paid vs. Net Income [Text Block]
Relationships Between Executive Compensation Actually Paid and Select Financial Performance Measures
The charts below are based on the information provided in the above table to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s net loss, (ii) the Company’s cumulative total shareholder return and the total shareholder return of the Company’s peer group and (iii) the Company’s GAAP Revenue, which the Company has selected as the most important financial performance measure considered by the Company with respect to compensation actually paid to its NEOs for the most recently completed fiscal year and the Company’s performance.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationships Between Executive Compensation Actually Paid and Select Financial Performance Measures
The charts below are based on the information provided in the above table to illustrate the relationships between the Company’s compensation actually paid to the PEO and the average compensation actually paid to the Company’s non-PEO NEOs, with (i) the Company’s net loss, (ii) the Company’s cumulative total shareholder return and the total shareholder return of the Company’s peer group and (iii) the Company’s GAAP Revenue, which the Company has selected as the most important financial performance measure considered by the Company with respect to compensation actually paid to its NEOs for the most recently completed fiscal year and the Company’s performance.

Tabular List [Table Text Block]

Financial Performance Measures
GAAP Revenue
Adjusted EBITDA
Earnings Per Share

Total Shareholder Return Amount	$ 27.78	269.09	106.16
Peer Group Total Shareholder Return Amount	80.71	128.17	103.01
Net Income (Loss)	$ (277,704,361)	$ (77,676,653)	$ (5,271,615)
Company Selected Measure Amount | $ / shares	266,933,398	246,586,155	147,661,545
PEO Name	Mr. Kohn
Additional 402(v) Disclosure [Text Block]	Our annual GAAP revenue was selected as our Company-Selected Measure. Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Neither the PEO nor the Non-PEO NEOs are accruing benefits under a pension plan for services rendered in the covered years, and therefore no additions are required for pension plan service cost in determining Compensation Actually Paid.
PEO Salary	$ 851,710	$ 866,662	$ 998,950
PEO Bonus and Non-Equity Incentive Compensation	0	2,850,000	1,000,000
PEO Equity Compensation	1,785,649	28,651,528	0
PEO Other Compensation	1,080,554	402,000	6,000
Non-PEO NEO Salary	430,177	376,651	422,000
Non-PEO NEO Bonus and Non-Equity Incentive Compensation	62,500	302,500	212,500
Non-PEO NEO Equity Compensation	1,270,832	6,142,818	0
Non-PEO NEO Other Compensation	$ 30,315	6,328	10,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	GAAP Revenue
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Earnings Per Share
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,785,649)	(28,651,528)	0
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(18,508,174)	40,729,640	553,407
PEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	499,546	18,482,390	0
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,135,455)	0	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,872,265)	0	127,061
PEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	22,247,250	426,346
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,270,832)	(6,142,818)	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,921,118)	9,310,755	398,940
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	240,683	4,204,752	0
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,722,030)	0	319,933
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(689,770)	63,303	42,772
Non-PEO NEO [Member] | Equity Awards Granted in Current Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	249,999	5,042,700	36,235
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0